Submission	Sep. 06, 2024
Submission [Line Items]
Central Index Key	0000277135
Registrant Name	W.W. GRAINGER, INC.
Registration File Number	333-271476
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES